Pensions and Other Post-Employment Benefit Plans - Schedule of Plan Asset Allocation of Investment Portfolio (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [abstract]
Debt instruments	₽ 142	₽ 161
Equity instruments	82	74
Cash and cash equivalents	18	19
Property	12	15
Other assets	9	13
Total plan assets	₽ 263	₽ 282